Debt - Future principal payments (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Debt Disclosure [Abstract]
2026	$ 0
2027	1,250
2028	300
2029	1,464
2030	500
Thereafter	2,500
Total future principal payments for debt	$ 6,014	$ 6,085